LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	2011	2012	2013

Numerator:
Net loss	$(24,531)	$(4,230)	$(4,819)
Accretion of Series C convertible redeemable preferred shares	2,800	2,971	1,621
Undistributed earnings allocated to Series C preferred shares			—
Net income attributable to Series C preferred shares for computing basic net income per Series C preferred share	2,800	2,971	1,621
Undistributed earnings allocated to Series A preferred shares	—	—	—
Net income attributable to Series A preferred shares for computing basic net income per Series A preferred share	—	—	—
Undistributed earnings allocated to Series B preferred shares	—	—	—
Net income attributable to Series B preferred shares for computing basic net income per Series B preferred share	—	—	—
Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	(27,331)	(7,201)	(6,440)
Net loss attributable to shareholders of the Company allocated for computing net loss per ordinary share-basic	(22,288)	(6,843)	(6,440)
Net loss attributable to shareholders of the Company allocated for computing net loss per nonvested share-basic	(5,043)	(358)	—
Plus: income effect from assumed conversion of Series A and Series B preferred shares	—	—	—
Undistributed earnings allocated to Series A preferred shares	—	—	—
Undistributed earnings allocated to Series B preferred shares	—	—	—

Net loss per ordinary share-basic	$(0.76)	$(0.20)	$(0.09)
Net loss per nonvested share-basic	$(0.76)	$(0.20)	$—
Net loss per ordinary share-diluted	$(0.76)	$(0.20)	$(0.09)
Net loss per Series A preferred share	—	—	—
Net loss per Series B preferred share	—	—	—
Net income per Series C preferred share	$0.29	$0.31	$0.38

	2011	2012	2013

Numerator
Shares (denominator):
Weighted average number of shares used in calculating net loss per nonvested share-basic	6,663,370	1,792,535	—
Weighted average number of shares used in calculating net loss per Series A preferred share-basic	15,000,000	15,000,000	6,616,438
Weighted average number of shares used in calculating net loss per Series B preferred share —basic	17,522,725	17,522,725	7,729,202
Weighted average number of shares used in calculating net loss per Series C preferred share —basic	9,651,565	9,651,565	4,257,266
Weighted average number of shares used in calculating net loss per ordinary share —basic	29,445,595	34,316,430	71,555,449